Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 124,167	£ 119,760
Contingent liabilities and commitments	128,732	124,995	£ 126,883
Within 1 year
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	62,794
Contingent liabilities and commitments	65,057
More than 1 year but less than 3 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	27,476
Contingent liabilities and commitments	28,275
More than 3 years but less than 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	26,483
Contingent liabilities and commitments	26,684
After 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	7,414
Contingent liabilities and commitments	8,716
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,244	2,757
Guarantees | Within 1 year
Contingent liabilities and commitments
Estimated net exposure	1,044
Guarantees | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	308
Guarantees | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	159
Guarantees | After 5 years
Contingent liabilities and commitments
Estimated net exposure	733
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	2,321	£ 2,478
Other contingent liabilities | Within 1 year
Contingent liabilities and commitments
Estimated net exposure	1,219
Other contingent liabilities | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	491
Other contingent liabilities | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	42
Other contingent liabilities | After 5 years
Contingent liabilities and commitments
Estimated net exposure	£ 569